RELATED PARTY TRANSACTIONS (Schedule of Amounts Due from Related Parties) (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total due from related parties	$ 8,284	$ 8,284	$ 44,012
Affiliated customer [Member]
Related Party Transaction [Line Items]
Total due from related parties			3,112
Lone Mountain [Member]
Related Party Transaction [Line Items]
Total due from related parties			40,900
Blue River [Member]
Related Party Transaction [Line Items]
Total due from related parties		3,284
CRD [Member]
Related Party Transaction [Line Items]
Total due from related parties		$ 5,000